Related parties (Tables)	12 Months Ended
Dec. 31, 2019
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of December 31, 2019 and 2018, which therefore do not include balances with Abengoa, are as follows:

	Balance as of December 31,
	2019	2018

Credit receivables (current)	13,350	5,328
Total current receivables with related parties	13,350	5,328

Credit receivables (non-current)	21,355	-
Total non-current receivables with related parties	21,355	-

Credit payables (current)	23,979	19,352
Total current payables with related parties	23,979	19,352

Credit payables (non-current)	17,115	33,675
Total non-current payables with related parties	17,115	33,675

Related party transactions
The transactions carried out by entities included in these consolidated financial statements with related parties not included in the consolidation perimeter of Atlantica, for the years ended December 31, 2019, 2018 and 2017 have been as follows:

	For the twelve-month period ended December 31,
	2019	2018	2017
Services rendered	-	-	3,495
Services received	-	(101,582)	(114,416)
Financial income	978	3,721	74
Financial expenses	(195)	(398)	(1,154)